Commitments and Contingencies (Details)				6 Months Ended	12 Months Ended
	Jul. 07, 2022 USD ($)	Jan. 11, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jul. 07, 2023 $ / shares	Jan. 30, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Number of demands			3
Business combination to register period				30 days	30 days
Underwriting commission per unit (in Dollars per share) | $ / shares			$ 0.2
Underwriting reimbursement of costs			$ 500,000	$ 500,000
Underwriters' net commission			$ 2,500,000	$ 2,800,000	$ 2,800,000
Underwriting commission per unit (in Dollars per share) | $ / shares			$ 0.17
Deferred fee per unit (in Dollars per share) | $ / shares				$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable				$ 5,775,000	$ 5,775,000
Deferred underwriting fee				4,042,500
Outstanding deferred underwriting fee payable				1,732,500
Enterprise value amount				$ 200,000,000
M and A Advisory Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock per share (in Dollars per share) | $ / shares				$ 10
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Ranges percentage				0.50%
Enterprise value amount				$600,000,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Ranges percentage				1.50%
Working capital loans warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Loan conversion agreement warrant			$ 1,500,000		1,500,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate underwriting commission			$ 3,000,000
Underwriter option period		45 days
Number of units sold (in Shares) | shares		2,250,000	15,000,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting commission per unit (in Dollars per share) | $ / shares		$ 0.2
Underwriting reimbursement of costs				$ 525,000	525,000
Underwriters' net commission		$ 300,000
Number of units sold (in Shares) | shares		1,500,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Gross percentage						2.00%
Subsequent Event [Member] | Private Placement [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock per share (in Dollars per share) | $ / shares						$ 10
Legal Advisory Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Total retainer fee	$ 50,000
Additional retainer fee	200,000
Legal fees	$ 250,000
Initial retainer fee							$ 50,000
Accounts payable and accrued expenses				$ 1,102,129	$ 254,019
Legal Advisory Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Initial retainer fee							$ 50,000